INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES [abstract]
Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates to Income Tax Expense

These differences result from the following items:

	Year Ended	Year Ended
In $000s	December 31, 2017	December 31, 2016
Income before income taxes	$14,614	$29,785
Canadian federal and provincial income tax rates	26.0%	26.0%
Income tax expense based on the above rates	$3,800	$7,744
Increase (decrease) due to:
Non-deductible expenses and permanent differences	$989	$815
Change in unrecognized temporary differences	1,146	(1,261)
Non-taxable portion of capital gain or loss	(1,801)	(3,244)
Change in future substantively enacted tax rate	(84)	-
Other	27	477
Income tax expense	$4,077	$4,531

Deferred Tax Assets and Liabilities, Movement in Deferred Tax Assets and Unused Tax Losses

The deferred tax assets and liabilities are shown below:

In $000s	As at December 31, 2017	As at December 31, 2016
Deferred Income Tax Assets
» Non-capital losses	$30,027	$31,410
» Share issue costs and other	1,966	1,906
» Mineral, royalty and other interests	(18,412)	(16,382)
Total deferred income tax assets	$13,581	$16,934
Deferred Income Tax Liabilities
» Mineral, royalty and other interests	$(2,807)	$(3,288)
Total deferred income tax liabilities	$(2,807)	$(3,288)
Total deferred income tax asset, net	$10,774	$13,646

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset. Non-capital losses have been recognized as a deferred income tax asset to the extent there will be future taxable income against which the Company can utilize the benefit prior to their expiration. The Company recognized deferred tax assets in respect of tax losses as at December 31, 2017 of $111.2 million (2016: $120.8 million) as it is probable that there will be future taxable profits to recover the deferred tax assets.

Movement in net deferred income taxes:

	Year Ended	Year Ended
In $000s	December 31, 2017	December 31, 2016
Balance, beginning of the year	$13,646	$16,371
Recognized in net income (loss) for the year	(3,209)	(4,225)
Recognized in equity	2	986
Recognized in other comprehensive income (loss) for the year	335	514
Balance, end of year	$10,774	$13,646

The Company has deductible unused tax losses, for which a deferred tax asset has been recognized, expiring as follows:

In $000s	Location	Amount	Expiration
Non-capital loss carry-forwards	Canada	$111,212	2030 - 2036